Fair Value Measurement - Quantitative Information about Level 3 Fair Value Measurements for Assets Measured at Fair Value on Recurring and Non-recurring Basis (Detail) - Significant Unobservable Inputs (Level 3) [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Measurements, Nonrecurring [Member] | Foreclosed Assets [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 3,369	$ 2,397
Valuation Technique	Discount to either actual sales price or appraised value of collateral	Discount to either actual sales price or appraised value of collateral
Unobservable Input	Appraisal and sales comparability adjustments	Appraisal comparability adjustments
Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 760	$ 7,271
Valuation Technique	Discount to appraised value of collateral	Discount to appraised value of collateral
Unobservable Input	Appraisal comparability adjustments	Appraisal comparability adjustments
Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Foreclosed Assets [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quantitative Range of Unobservable Inputs, Percentage	30.00%	30.00%
Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quantitative Range of Unobservable Inputs, Percentage	10.00%	10.00%
Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Foreclosed Assets [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quantitative Range of Unobservable Inputs, Percentage	55.00%	55.00%
Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quantitative Range of Unobservable Inputs, Percentage	25.00%	15.00%
Fair Value, Measurements, Recurring [Member] | Trust Preferred Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 1,685	$ 1,817
Valuation Technique	Discounted cash flow Spread to Libor swap curve	Discounted cash flow Spread to Libor swap curve
Unobservable Input	Compare to quotes for sale when available	Compare to quotes for sale when available
Quantitative Range of Unobservable Inputs, Description	One month libor	One month libor
Fair Value, Measurements, Recurring [Member] | Minimum [Member] | Trust Preferred Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quantitative Range of Unobservable Inputs, Percentage	4.00%	4.00%
Fair Value, Measurements, Recurring [Member] | Maximum [Member] | Trust Preferred Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quantitative Range of Unobservable Inputs, Percentage	6.00%	6.00%